Property and Equipment	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
5.           Property and Equipment

Property and equipment consisted of the following as of December 31:

	2013	2012
Furniture, equipment, and software	$1,967	$1,952
Leasehold improvements	398	397
Total	2,365	2,349
Less accumulated depreciation	(1,365)	(1,544)
Net property and equipment	$1,000	$805

Fully depreciated, retired assets with original costs and accumulated depreciation of $545 were written off in 2013.   Depreciation expense was $370 in 2013 and $311 in 2012.